Shareholders' Equity - Summary of Number of Share Options Outstanding (Detail) - shares	Jun. 30, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	3,282,510	2,633,039
Key management personnel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	2,580,281
All other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	702,229